LVIP MFS Value Fund
Schedule of Investments
March 31, 2019 (unaudited)
	Number of Shares	Value (U.S. $)
COMMON STOCK–98.94%
Aerospace & Defense–3.67%
Lockheed Martin	43,007	$ 12,908,981
Northrop Grumman	92,900	25,045,840
United Technologies	135,665	17,485,862
		55,440,683
Air Freight & Logistics–0.57%
United Parcel Service Class B	77,162	8,622,082
		8,622,082
Auto Components–1.05%
Aptiv	161,937	12,872,372
Lear	22,358	3,034,204
		15,906,576
Automobiles–0.11%
Harley-Davidson	48,333	1,723,555
		1,723,555
Banks–13.18%
BB&T	363,679	16,921,984
Citigroup	488,043	30,366,035
JPMorgan Chase & Co.	638,208	64,605,796
PNC Financial Services Group	159,641	19,581,565
US Bancorp	634,225	30,563,303
Wells Fargo & Co.	764,482	36,939,770
		198,978,453
Beverages–1.91%
Diageo	503,362	20,598,600
PepsiCo	67,559	8,279,355
		28,877,955
Building Products–1.79%
Johnson Controls International	731,787	27,032,212
		27,032,212
Capital Markets–6.62%
Bank of New York Mellon	294,786	14,866,058
BlackRock	33,170	14,175,863
Goldman Sachs Group	125,096	24,017,181
Moody's	63,297	11,462,454
Nasdaq	189,863	16,611,114
State Street	178,712	11,761,037
T. Rowe Price Group	70,121	7,020,514
		99,914,221
Chemicals–3.14%
DowDuPont	85,573	4,561,897
PPG Industries	254,160	28,687,039
Sherwin-Williams	32,788	14,122,119
		47,371,055
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Consumer Finance–0.75%
American Express	103,542	$ 11,317,141
		11,317,141
Diversified Telecommunication Services–0.52%
Verizon Communications	132,629	7,842,353
		7,842,353
Electric Utilities–4.51%
Duke Energy	305,104	27,459,360
FirstEnergy	277,069	11,528,841
Southern	422,215	21,820,071
Xcel Energy	130,439	7,331,976
		68,140,248
Electrical Equipment–1.17%
Eaton	218,459	17,599,057
		17,599,057
Energy Equipment & Services–1.23%
Schlumberger	425,613	18,543,958
		18,543,958
Equity Real Estate Investment Trusts–0.39%
Public Storage	27,134	5,909,243
		5,909,243
Food Products–4.10%
Archer-Daniels-Midland	188,264	8,119,826
Danone	91,256	7,026,798
General Mills	286,880	14,846,040
JM Smucker	54,783	6,382,219
Nestle	267,861	25,540,657
		61,915,540
Health Care Equipment & Supplies–5.81%
Abbott Laboratories	256,007	20,465,200
Danaher	203,809	26,906,864
Medtronic	443,513	40,395,164
		87,767,228
Health Care Providers & Services–2.02%
Cigna	129,552	20,834,552
McKesson	82,996	9,715,512
		30,550,064
Household Products–1.26%
Colgate-Palmolive	46,333	3,175,664
Kimberly-Clark	42,103	5,216,562
Procter & Gamble	30,167	3,138,876
Reckitt Benckiser Group	90,377	7,521,407
		19,052,509
Industrial Conglomerates–3.18%
3M	82,169	17,073,075
LVIP MFS Value Fund–1

LVIP MFS Value Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Industrial Conglomerates (continued)
Honeywell International	194,354	$ 30,886,738
		47,959,813
Insurance–6.96%
Aon	193,711	33,066,468
Chubb	214,514	30,049,121
MetLife	264,724	11,269,301
Travelers	224,026	30,727,406
		105,112,296
IT Services–6.88%
Accenture Class A	276,129	48,604,226
Amdocs	55,833	3,021,124
Cognizant Technology Solutions Class A	107,086	7,758,381
DXC Technology	94,289	6,063,725
Fidelity National Information Services	164,697	18,627,231
†Fiserv	223,797	19,756,799
		103,831,486
Life Sciences Tools & Services–1.38%
Thermo Fisher Scientific	75,992	20,800,530
		20,800,530
Machinery–3.44%
Illinois Tool Works	148,125	21,260,381
Ingersoll-Rand	134,838	14,555,762
Stanley Black & Decker	118,831	16,181,218
		51,997,361
Media–4.04%
Comcast Class A	1,073,507	42,918,810
Omnicom Group	247,691	18,078,966
		60,997,776
Oil, Gas & Consumable Fuels–3.11%
Chevron	101,861	12,547,238
EOG Resources	120,908	11,508,023
Exxon Mobil	145,366	11,745,573
Occidental Petroleum	115,495	7,645,769
Pioneer Natural Resources	22,957	3,495,892
		46,942,495
Pharmaceuticals–7.98%
Johnson & Johnson	398,178	55,661,303
Merck & Co.	214,059	17,803,287
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Pharmaceuticals (continued)
Novartis	41,049	$ 3,945,607
Pfizer	856,335	36,368,547
Roche Holding	24,202	6,668,979
		120,447,723
Professional Services–0.80%
Equifax	101,748	12,057,138
		12,057,138
Road & Rail–1.90%
Canadian National Railway	104,615	9,360,950
Union Pacific	115,370	19,289,864
		28,650,814
Semiconductors & Semiconductor Equipment–2.69%
Analog Devices	110,567	11,639,388
Texas Instruments	272,629	28,917,758
		40,557,146
Textiles, Apparel & Luxury Goods–0.20%
Hanesbrands	170,180	3,042,818
		3,042,818
Tobacco–2.37%
Altria Group	158,635	9,110,408
Philip Morris International	302,630	26,749,466
		35,859,874
Trading Companies & Distributors–0.21%
†HD Supply Holdings	74,467	3,228,144
		3,228,144
Total Common Stock (Cost $942,049,730)		1,493,989,547

MONEY MARKET FUND–1.06%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 2.39%)	16,033,423	16,033,423
Total Money Market Fund (Cost $16,033,423)		16,033,423

TOTAL INVESTMENTS–100.00% (Cost $958,083,153)	1,510,022,970
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.00%	55,661
NET ASSETS APPLICABLE TO 36,419,685 SHARES OUTSTANDING–100.00%	$1,510,078,631

† Non-income producing.

LVIP MFS Value Fund–2

LVIP MFS Value Fund
Schedule of Investments (continued)
Summary of Abbreviations:
IT–Information Technology
See accompanying notes.
LVIP MFS Value Fund–3

LVIP MFS Value Fund
Notes
March 31, 2019 (unaudited)
1. Significant Accounting Policies
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP MFS Value Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.
Security Valuation–Equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Equity securities listed on a foreign exchange are generally valued at the last quoted sale price on the valuation date.   Open-end investment companies are valued at their published net asset value (“NAV”).
 Investments in government money market funds have a stable NAV.   Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are used when the settlement date of the contract is an interim date for which quotations are not available.   Short-term debt securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations.   Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security.   The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).
2. Investments
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
LVIP MFS Value Fund–4

LVIP MFS Value Fund
Notes (continued)
 2. Investments (continued)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of March 31, 2019:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock
Aerospace & Defense	$55,440,683	$—	$—	$55,440,683
Air Freight & Logistics	8,622,082	—	—	8,622,082
Auto Components	15,906,576	—	—	15,906,576
Automobiles	1,723,555	—	—	1,723,555
Banks	198,978,453	—	—	198,978,453
Beverages	8,279,355	20,598,600	—	28,877,955
Building Products	27,032,212	—	—	27,032,212
Capital Markets	99,914,221	—	—	99,914,221
Chemicals	42,809,158	4,561,897	—	47,371,055
Consumer Finance	11,317,141	—	—	11,317,141
Diversified Telecommunication Services	7,842,353	—	—	7,842,353
Electric Utilities	68,140,248	—	—	68,140,248
Electrical Equipment	17,599,057	—	—	17,599,057
Energy Equipment & Services	18,543,958	—	—	18,543,958
Equity Real Estate Investment Trusts	5,909,243	—	—	5,909,243
Food Products	29,348,085	32,567,455	—	61,915,540
Health Care Equipment & Supplies	87,767,228	—	—	87,767,228
Health Care Providers & Services	30,550,064	—	—	30,550,064
Household Products	11,531,102	7,521,407	—	19,052,509
Industrial Conglomerates	47,959,813	—	—	47,959,813
Insurance	105,112,296	—	—	105,112,296
IT Services	103,831,486	—	—	103,831,486
Life Sciences Tools & Services	20,800,530	—	—	20,800,530
Machinery	51,997,361	—	—	51,997,361
Media	60,997,776	—	—	60,997,776
Oil, Gas & Consumable Fuels	46,942,495	—	—	46,942,495
Pharmaceuticals	109,833,137	10,614,586	—	120,447,723
Professional Services	12,057,138	—	—	12,057,138
Road & Rail	28,650,814	—	—	28,650,814
Semiconductors & Semiconductor Equipment	40,557,146	—	—	40,557,146
Textiles, Apparel & Luxury Goods	3,042,818	—	—	3,042,818
Tobacco	35,859,874	—	—	35,859,874
Trading Companies & Distributors	3,228,144	—	—	3,228,144
Money Market Fund	16,033,423	—	—	16,033,423
Total Investments	$1,434,159,025	$75,863,945	$—	$1,510,022,970
There were no Level 3 investments at the beginning or end of the period.
3. Recent Accounting Pronouncements
In August 2018, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU No. 2018-13, which changes certain fair value measurement disclosure requirements. The ASU, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level 3 fair value measurements. The ASU is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. The early adoption of the removal or modification of disclosures and delay of adoption of the additional disclosures is permitted. As of March 31, 2019, the Trust has adopted the removal of applicable disclosures and management is evaluating the implications of the additional changes on the financial statements.
LVIP MFS Value Fund–5